Reportable segments - Total Assets by Segment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Reportable segments
Total Assets	$ 78,987,750	$ 830,791
Total Goodwill	59,900,694
Non-operating corporate
Reportable segments
Total Assets	1,388,910
Technology | Operating segments
Reportable segments
Total Assets	755,046	$ 830,791
Telehealth | Operating segments
Reportable segments
Total Assets	76,843,794
Total Goodwill	$ 59,900,694